Material Partly-Owned Subsidiaries - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Profit allocated to SUNP non-controlling interest	₽ 19	₽ 80